Note 17 - Impairment of Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of impairment loss and reversal of impairment loss [text block]
	December 31, 2018	December 31, 2017
La Parrilla Silver Mine	111,750	—
Del Toro Silver Mine	56,278	65,500
La Guitarra Silver Mine	31,660	—
Impairment of non-current assets	$199,688	$65,500
Deferred income tax recovery	(48,588)	(23,100)
Impairment of non-current assets, net of tax	$151,100	$42,400

Disclosure of impairment loss in respect of each operating segment or project explanatory [text block]
	Mining interests		Property,
	Producing	Exploration	plant and equipment	Total
La Parrilla Silver Mine	$67,901	$13,787	$30,062	$111,750
Del Toro Silver Mine	29,271	9,398	17,609	56,278
La Guitarra Silver Mine	22,654	5,987	3,019	31,660
Impairment of non-current assets	$119,826	$29,172	$50,690	$199,688

Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [text block]
	December 31, 2018		December 31, 2017
Commodity Prices	2019-2022 Average	Long-term	2018-2021 Average	Long-term
Silver (per ounce)	$17.23	$18.50	$19.38	$20.00
Gold (per ounce)	$1,318	$1,350	$1,333	$1,350
Lead (per pound)	$0.99	$1.00	$1.08	$1.00
Zinc (per pound)	$1.19	$1.19	$1.36	$1.16